Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Operating expenses
Research and development	$ 1,849,399	$ 1,086,669	$ 5,742,911	$ 3,150,149	$ 4,083,303	$ 3,034,152
General and administrative expenses	1,981,665	783,898	5,156,152	2,453,808	3,253,412	2,313,870
Total operating expenses	3,831,064	1,870,567	10,899,063	5,603,957	7,336,715	5,348,022
Loss from operations	(3,831,064)	(1,870,567)	(10,899,063)	(5,603,957)	(7,336,715)	(5,348,022)
Other income	4	22	368,876	126
Interest expense	(1,010,247)		(2,204,917)		(39,791)
Loss on debt extinguishment			(1,321,450)
Loss before income taxes	(4,841,307)	(1,870,545)	(14,056,554)	(5,603,831)	(7,376,376)	(5,319,273)
Provision for income taxes			1,600	1,600	1,600	1,600
Net loss	$ (4,841,307)	$ (1,870,545)	$ (14,058,155)	$ (5,605,431)	$ (7,377,976)	$ (5,320,873)
Net loss per share
Basic and diluted	$ (0.76)	$ (0.30)	$ (2.22)	$ (0.91)	$ (1.19)	$ (0.89)
Shares used in computing net loss per share
Basic and diluted	6,354,145	6,249,038	6,331,982	6,187,526	6,211,562	5,954,923
Interest income					$ 130	$ 28,749
Loss before income taxes	$ (4,841,307)	$ (1,870,545)	$ (14,056,554)	$ (5,603,831)	$ (7,376,376)	$ (5,319,273)